Segment reporting - Bookings and management EBITDA (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		18 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025
Disclosure of operating segments [line items]
Segment revenue	$ 119,911	$ 105,824	$ 216,934	$ 212,755
Operating segments
Disclosure of operating segments [line items]
Segment revenue	119,911	105,824	216,934	212,755
Nexters Global Ltd
Disclosure of operating segments [line items]
Segment Management EBITDA	(2,372)	14,325	5,132	31,427
Nexters Global Ltd | Operating segments
Disclosure of operating segments [line items]
Segment revenue	115,903	101,440	208,858	204,149
Segment Management EBITDA	805	14,325	8,309	31,427
Cubic Games Studio Ltd | Operating segments
Disclosure of operating segments [line items]
Segment revenue	3,657	4,383	7,578	8,606
Segment Management EBITDA	(888)	13,008	(1,540)	310
Gamegears Ltd | Operating segments
Disclosure of operating segments [line items]
Segment revenue	351		498
Segment Management EBITDA	(874)		(1,637)	(3)
Castcrown Ltd | Operating segments
Disclosure of operating segments [line items]
Segment Management EBITDA					$ 0
Other segments and corporate activities
Disclosure of operating segments [line items]
Segment Management EBITDA	591	3,377	(3,940)	(9,321)
Other segments and corporate activities | Operating segments
Disclosure of operating segments [line items]
Segment revenue		1
Segment Management EBITDA	$ (824)	$ (9,631)	$ (3,940)	$ (9,628)